1

Wilmington Global Alpha Equities Fund

PORTFOLIO OF INVESTMENTS

January 31, 2022 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 87.6%

AEROSPACE & DEFENSE – 1.9%

Austal Ltd.	33,383	$47,618

Babcock International Group PLC*	20,151	82,543

BAE Systems PLC	177,330	1,387,742

BWX Technologies, Inc.	10,588	471,272

CAE, Inc.*	16,541	417,705

Dassault Aviation SA	920	109,335

Lockheed Martin Corp.	2,454	954,925

Raytheon Technologies Corp.	6,661	600,756

TOTAL AEROSPACE & DEFENSE		$4,071,896

AIR FREIGHT & LOGISTICS – 0.8%

Bpost SA*	5,360	39,568

Expeditors International of Washington, Inc.	7,675	878,634

PostNL NV	14,581	62,461

SG Holdings Co. Ltd.	2,877	61,074

United Parcel Service, Inc., Class B	1,940	392,287

ZTO Express Cayman, Inc., ADR	6,129	184,115

ZTO Express Cayman, Inc.	2,089	61,768

TOTAL AIR FREIGHT & LOGISTICS		$1,679,907

AIRLINES – 0.1%

easyJet PLC*	5,833	49,280

Japan Airlines Co. Ltd.*	5,670	107,320

TOTAL AIRLINES		$156,600

AUTO COMPONENTS – 0.4%

Continental AG*	1,244	120,606

Exedy Corp.	2,165	31,780

Hankook Tire & Technology Co. Ltd.*	1,848	52,182

NOK Corp.	7,625	81,526

Sumitomo Electric Industries Ltd.	13,827	183,325

Sumitomo Riko Co. Ltd.	3,640	18,619

Tachi-S Co. Ltd.	3,830	39,995

Tokai Rika Co. Ltd.	8,497	110,695

TS Tech Co. Ltd.	11,274	148,552

Unipres Corp.	5,880	41,133

TOTAL AUTO COMPONENTS		$828,413

AUTOMOBILES – 1.0%

Daimler AG	1,913	152,645

Dongfeng Motor Group Co. Ltd., Class H	134,223	118,364

Ford Motor Co.	8,658	175,757

Honda Motor Co. Ltd.	17,129	504,497

Isuzu Motors Ltd.	52,803	646,837

Li Auto, Inc., ADR*	3,704	96,637

Mitsubishi Motors Corp.*	10,930	31,208

Nissan Motor Co. Ltd.*	22,910	121,253

Renault SA*	2,295	91,209

Subaru Corp.	13,850	252,089

Description	Number of Shares	Value

Suzuki Motor Corp.	2,003	$85,276

TOTAL AUTOMOBILES		$2,275,772

BANKS – 3.8%

ABN AMRO Bank NV	8,919	143,142

AIB Group PLC*	45,309	119,674

Bank Mandiri Persero Tbk PT	252,331	132,224

Bank of Ireland Group PLC*	18,308	123,394

Bank of Nova Scotia (The)	10,399	749,032

Bank of Nova Scotia (The)	8,771	631,161

BPER Banca	34,277	72,161

CaixaBank SA	63,506	204,323

Dah Sing Financial Holdings Ltd.	13,890	45,036

DGB Financial Group, Inc.*	10,016	77,442

DNB Bank ASA	21,823	519,392

Erste Group Bank AG	12,112	566,122

First Citizens BancShares, Inc., Class A	516	402,005

First Republic Bank	3,245	563,300

Kasikornbank PCL	9,640	44,022

KB Financial Group, Inc., ADR	4,030	200,694

KBC Group NV	7,200	626,179

PNC Financial Services Group, Inc. (The)	4,125	849,709

Popular, Inc.	3,749	334,298

Resona Holdings, Inc.	79,940	343,537

San-In Godo Bank Ltd. (The)	9,600	54,069

Sberbank of Russia PJSC, ADR	3,982	55,589

Shinhan Financial Group Co. Ltd., ADR	5,091	163,370

Standard Chartered PLC	76,953	560,430

Sumitomo Mitsui Trust Holdings, Inc.	4,450	153,886

Tochigi Bank Ltd. (The)	9,980	19,377

Unicaja Banco SA	75,583	77,479

UniCredit SpA	31,603	502,279

TOTAL BANKS		$8,333,326

BEVERAGES – 1.5%

Anadolu Efes Biracilik Ve Malt Sanayii AS	25,438	55,628

Asahi Group Holdings Ltd.	1,758	71,763

Coca-Cola Co. (The)	8,965	546,955

Coca-Cola Icecek AS	7,884	67,812

Constellation Brands, Inc., Class A	2,178	517,819

Diageo PLC	12,643	637,983

Embotelladora Andina SA, Class B, ADR	4,737	59,213

Heineken NV	6,033	647,019

PepsiCo., Inc.	3,247	563,419

Suntory Beverage & Food Ltd.	1,735	66,622

TOTAL BEVERAGES		$3,234,233

BIOTECHNOLOGY – 0.0%**

Akeso, Inc.*	14,500	39,386

BUILDING PRODUCTS – 1.1%

Assa Abloy AB, Class B	12,891	352,983

January 31, 2022 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Builders FirstSource, Inc.*	3,725	$253,263

Cie de Saint-Gobain	4,059	274,662

Johnson Controls International PLC	10,845	788,106

Lennox International, Inc.	2,681	760,385

TOTAL BUILDING PRODUCTS		$2,429,399

CAPITAL MARKETS – 3.8%

Ares Management Corp., Class A	8,466	674,909

Brookfield Asset Management, Inc., Class A	9,498	523,340

Charles Schwab Corp. (The)	35,613	3,123,260

CSC Financial Co. Ltd., Class H	63,500	71,572

Deutsche Boerse AG	706	125,493

GAM Holding AG*	4,044	5,752

Hargreaves Lansdown PLC	2,617	47,514

Hong Kong Exchanges & Clearing Ltd.	10,967	625,950

Ichiyoshi Securities Co. Ltd.	5,000	29,377

Intercontinental Exchange, Inc.	1,654	209,496

Intermediate Capital Group PLC	18,625	481,002

Julius Baer Group Ltd.	602	39,340

Moody’s Corp.	983	337,169

Morgan Stanley	3,865	396,317

Nomura Holdings, Inc.	11,792	52,092

S&P Global, Inc.	1,492	619,508

UBS Group AG	52,375	971,533

TOTAL CAPITAL MARKETS		$8,333,624

CHEMICALS – 1.1%

ADEKA Corp.	4,421	95,922

Air Liquide SA	462	79,030

China BlueChemical Ltd., Class H	156,254	42,775

Croda International PLC	1,024	110,590

EMS-Chemie Holding AG	119	120,366

Givaudan SA	25	103,573

Koninklijke DSM NV	555	104,041

Linde PLC	1,956	623,338

Lintec Corp.	2,900	67,361

Mitsubishi Gas Chemical Co., Inc.	6,240	119,529

Nissan Chemical Corp.	146	7,922

Sherwin-Williams Co. (The)	2,634	754,667

Symrise AG	852	101,814

TOTAL CHEMICALS		$2,330,928

COMMERCIAL SERVICES & SUPPLIES – 2.0%

Aeon Delight Co. Ltd.	3,313	89,667

Cintas Corp.	2,817	1,102,940

Clean Harbors, Inc.*	5,551	513,745

Copart, Inc.*	11,449	1,479,783

Prosegur Cia de Seguridad SA	23,715	59,080

Rollins, Inc.	4,624	142,650

Secom Co. Ltd.	1,368	96,327

Toppan, Inc.	1,730	32,908

Waste Connections, Inc.	6,715	837,361

TOTAL COMMERCIAL SERVICES & SUPPLIES		$4,354,461

COMMUNICATIONS EQUIPMENT – 1.0%

Arista Networks, Inc.*	3,939	489,657

Cisco Systems, Inc.	9,571	532,818

Motorola Solutions, Inc.	4,644	1,077,129

Description	Number of Shares	Value

Nokia OYJ*	31,098	$185,457

TOTAL COMMUNICATIONS EQUIPMENT		$2,285,061

CONSTRUCTION & ENGINEERING – 0.8%

Chiyoda Corp.*	7,750	22,878

EXEO Group, Inc.	3,314	67,353

Fugro NV*	4,575	36,584

Implenia AG*	2,060	50,255

JGC Holdings Corp.	21,171	208,032

Kumagai Gumi Co. Ltd.	2,376	60,564

Taisei Corp.	1,501	49,204

Vinci SA	11,072	1,213,564

TOTAL CONSTRUCTION & ENGINEERING		$1,708,434

CONSTRUCTION MATERIALS – 0.2%

Holcim Ltd.*	4,561	247,212

Imerys SA	1,637	75,229

Taiheiyo Cement Corp.	4,230	84,161

Vicat SA	1,439	59,633

TOTAL CONSTRUCTION MATERIALS		$466,235

CONSUMER FINANCE – 0.7%

American Express Co.	3,391	609,770

Credit Acceptance Corp.*	1,742	939,913

Provident Financial PLC*	15,263	64,727

TOTAL CONSUMER FINANCE		$1,614,410

CONTAINERS & PACKAGING – 0.2%

Ball Corp.	4,995	485,015

Nampak Ltd.*	56,917	13,625

TOTAL CONTAINERS & PACKAGING		$498,640

DISTRIBUTORS – 0.1%

Genuine Parts Co.	1,719	229,022

PALTAC Corp.	2,150	82,404

TOTAL DISTRIBUTORS		$311,426

DIVERSIFIED CONSUMER SERVICES – 0.0%**

Benesse Holdings, Inc.	505	9,849

DIVERSIFIED FINANCIAL SERVICES – 2.5%

Bank of America Corp.	19,812	914,126

Berkshire Hathaway, Inc., Class B*	5,044	1,578,873

BNP Paribas SA	3,430	244,866

G-Resources Group Ltd.*	18,893	6,442

ING Groep NV	14,294	211,395

Investor AB, Class B	5,095	110,622

JPMorgan Chase & Co.	3,275	486,665

Kasikornbank PCL, NVDR	26,162	118,448

Mitsubishi UFJ Financial Group, Inc.	115,805	701,927

Royal Bank of Canada	4,987	568,592

Societe Generale SA	5,955	221,051

Sumitomo Mitsui Financial Group, Inc.	11,725	422,346

TOTAL DIVERSIFIED FINANCIAL SERVICES		$5,585,353

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.5%

AT&T, Inc.	6,304	160,752

BT Group PLC	59,067	156,449

Hellenic Telecommunications Organization SA	26,859	522,067

January 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Koninklijke KPN NV	133,504	$440,364

KT Corp., ADR*	11,450	148,392

Magyar Telekom Telecommunications PLC, ADR	6,004	38,456

Nippon Telegraph & Telephone Corp.	8,909	254,955

Orange SA	12,162	142,873

Proximus SADP	6,252	127,669

Swisscom AG	193	110,314

Telefonica Brasil SA	10,595	99,563

Telenor ASA	4,996	82,567

Telia Co. AB	30,285	119,365

Telkom Indonesia Persero Tbk PT	759,800	222,527

Turk Telekomunikasyon AS	90,264	65,129

Verizon Communications, Inc.	13,521	719,723

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$3,411,165

ELECTRIC UTILITIES – 0.8%

American Electric Power Co., Inc.	134	12,114

Chubu Electric Power Co., Inc.	6,821	68,318

Duke Energy Corp.	5,137	539,693

Edison International	5,977	375,296

Exelon Corp.	7,749	449,055

Iberdrola SA	7,920	90,803

Iberdrola SA*	132	1,507

Kansai Electric Power Co., Inc. (The)	1,153	10,883

Red Electrica Corp. SA	5,871	118,349

TOTAL ELECTRIC UTILITIES		$1,666,018

ELECTRICAL EQUIPMENT – 0.4%

Cosel Co. Ltd.	5,190	37,100

Mitsubishi Electric Corp.	6,970	87,288

Nippon Carbon Co. Ltd.	1,800	62,645

Nissin Electric Co. Ltd.	1,900	23,968

Schneider Electric SE	3,626	614,228

Ushio, Inc.	9,190	142,816

Zumtobel Group AG	2,522	22,973

TOTAL ELECTRICAL EQUIPMENT		$991,018

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.7%

Ai Holdings Corp.	3,300	51,143

Alps Alpine Co. Ltd.	6,890	75,146

Amphenol Corp., Class A	2,247	178,839

Canon Marketing Japan, Inc.	3,731	76,202

Citizen Watch Co. Ltd.	19,710	84,367

Enplas Corp.	460	11,667

Foxconn Technology Co. Ltd.	31,655	69,731

Halma PLC	2,932	99,376

Hon Hai Precision Industry Co. Ltd.	28,422	106,268

Keyence Corp.	127	65,141

Kyocera Corp.	2,340	144,311

Maruwa Co. Ltd.	476	62,628

Nichicon Corp.	2,765	28,971

Nippon Chemi-Con Corp.*	4,010	56,965

PAX Global Technology Ltd.	37,787	27,370

Shimadzu Corp.	1,638	59,102

Sunny Optical Technology Group Co. Ltd.	13,300	343,374

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$1,540,601

Description	Number of Shares	Value

ENERGY EQUIPMENT & SERVICES – 0.1%

China Oilfield Services Ltd., Class H	208,000	$204,560

Saipem SpA*	19,851	30,364

Trican Well Service Ltd.*	19,393	54,312

TOTAL ENERGY EQUIPMENT & SERVICES		$289,236

ENTERTAINMENT – 0.4%

Bilibili, Inc., Class Z*	1,315	45,945

Capcom Co. Ltd.	673	16,247

DeNA Co. Ltd.	5,455	84,826

NetEase, Inc., ADR	3,509	362,690

NetEase, Inc.	3,200	66,814

Nexon Co. Ltd.	5,118	96,483

Nintendo Co. Ltd.	153	74,976

Square Enix Holdings Co. Ltd.	1,476	72,380

TOTAL ENTERTAINMENT		$820,361

FOOD & STAPLES RETAILING – 0.8%

Atacadao SA	16,691	52,461

Carrefour SA	5,695	108,385

Cosmos Pharmaceutical Corp.	17	2,123

Costco Wholesale Corp.	480	242,462

Etablissements Franz Colruyt NV	2,413	98,015

J Sainsbury PLC	59,457	233,639

Jeronimo Martins SGPS SA	5,186	124,625

Koninklijke Ahold Delhaize NV	3,580	116,080

METRO AG	2,462	25,132

Performance Food Group Co.*	11,182	471,769

Sundrug Co. Ltd.	4,173	105,084

Tesco PLC	26,505	106,462

Walmart, Inc.	1,219	170,428

TOTAL FOOD & STAPLES RETAILING		$1,856,665

FOOD PRODUCTS – 1.6%

Astral Foods Ltd.	4,013	44,725

Barry Callebaut AG	41	94,121

China Mengniu Dairy Co. Ltd.*	20,011	118,278

Chocoladefabriken Lindt & Spruengli AG	8	92,843

General Mills, Inc.	2,369	162,703

Hormel Foods Corp.	3,725	176,826

Kellogg Co.	9,063	570,969

MEIJI Holdings Co. Ltd.	724	45,164

Nestle SA	8,047	1,039,176

Nisshin Seifun Group, Inc.	1,763	24,756

Nissin Foods Holdings Co. Ltd.	887	62,917

Nomad Foods Ltd.*	19,383	500,081

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	123,083	10,824

Toyo Suisan Kaisha Ltd.	3,093	126,729

Ulker Biskuvi Sanayi AS	26,520	34,276

Viscofan SA	4,281	259,591

Yihai International Holding Ltd.*	13,000	55,497

TOTAL FOOD PRODUCTS		$3,419,476

GAS UTILITIES – 0.5%

China Gas Holdings Ltd.	26,059	44,274

Enagas SA	5,262	113,775

ENN Energy Holdings Ltd.	14,600	232,436

January 31, 2022 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Osaka Gas Co. Ltd.	1,656	$28,163

Tokyo Gas Co. Ltd.	2,489	50,257

UGI Corp.	14,047	637,031

TOTAL GAS UTILITIES		$1,105,936

HEALTH CARE EQUIPMENT & SUPPLIES – 2.0%

Abbott Laboratories	980	124,911

Asahi Intecc Co. Ltd.	2,792	47,634

Baxter International, Inc.	7,647	653,360

Boston Scientific Corp.*	8,430	361,647

Coloplast A/S, Class B	713	103,686

DiaSorin SpA	522	80,472

Hologic, Inc.*	2,974	208,894

Hoya Corp.	512	66,390

ICU Medical, Inc.*	2,084	444,642

Koninklijke Philips NV	16,339	543,489

Medtronic PLC	8,415	870,868

Paramount Bed Holdings Co. Ltd.	3,030	50,421

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	25,000	30,810

Siemens Healthineers AG	1,962	126,083

STERIS PLC	86	19,298

Stryker Corp.	2,317	574,732

Sysmex Corp.	637	60,637

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$4,367,974

HEALTH CARE PROVIDERS & SERVICES – 2.1%

Alfresa Holdings Corp.	5,380	76,713

Anthem, Inc.	816	359,848

Chemed Corp.	1,069	501,265

Fresenius SE & Co. KGaA	4,566	188,486

HCA Healthcare, Inc.	3,626	870,421

Humana, Inc.	1,574	617,795

Medipal Holdings Corp.	2,839	51,088

Netcare Ltd.	45,427	43,961

UnitedHealth Group, Inc.	3,987	1,884,136

TOTAL HEALTH CARE PROVIDERS & SERVICES		$4,593,713

HEALTH CARE TECHNOLOGY – 0.1%

AGFA-Gevaert NV*	7,727	32,786

Cerner Corp.	1,951	177,931

TOTAL HEALTH CARE TECHNOLOGY		$210,717

HOTELS, RESTAURANTS & LEISURE – 1.7%

Choice Hotels International, Inc.	6,296	902,846

Compass Group PLC	52,121	1,184,588

Evolution AB	607	75,521

Huazhu Group Ltd., ADR*	4,831	190,921

Kanzhun Ltd., ADR*	1,499	45,405

La Francaise des Jeux SAEM	1,521	62,975

McDonald’s Corp.	3,558	923,123

McDonald’s Holdings Co. Japan Ltd.	1,518	66,292

Sands China Ltd.*	98,400	274,384

TOTAL HOTELS, RESTAURANTS & LEISURE		$3,726,055

HOUSEHOLD DURABLES – 1.0%

Casio Computer Co. Ltd.	5,780	72,290

Coway Co. Ltd.*	1,315	75,760

Description	Number of Shares	Value

Garmin Ltd.	1,446	$179,911

Nikon Corp.	7,455	77,808

NVR, Inc.*	256	1,363,768

Persimmon PLC	2,356	76,757

Rinnai Corp.	650	58,048

Sekisui Chemical Co. Ltd.	3,672	64,201

Sekisui House Ltd.	6,279	127,214

Tamron Co. Ltd.	960	20,927

TOTAL HOUSEHOLD DURABLES		$2,116,684

HOUSEHOLD PRODUCTS – 1.3%

Clorox Co. (The)	192	32,229

Colgate-Palmolive Co.	9,225	760,601

Procter & Gamble Co. (The)	6,391	1,025,436

Reckitt Benckiser Group PLC	10,913	884,195

Unicharm Corp.	1,665	64,342

TOTAL HOUSEHOLD PRODUCTS		$2,766,803

INSURANCE – 7.4%

Admiral Group PLC	2,659	113,063

Ageas SA	2,431	117,015

AIA Group Ltd.	156,783	1,636,785

Aon PLC, Class A	1,219	336,980

Arthur J. Gallagher & Co.	5,851	924,107

Assicurazioni Generali SpA	8,305	174,777

AXA SA	49,816	1,577,722

Brown & Brown, Inc.	3,258	215,940

Caixa Seguridade Participacoes S/A	50,465	84,582

China Pacific Insurance Group Co. Ltd., Class H	8,200	24,962

China Reinsurance Group Corp., Class H	814,328	79,673

Chubb Ltd.	3,629	715,929

Dai-ichi Life Holdings, Inc.	13,095	294,761

Enstar Group Ltd.*	1,973	523,003

Gjensidige Forsikring ASA	579	14,143

Globe Life, Inc.	7,481	765,306

Intact Financial Corp.	15,919	2,156,889

Markel Corp.*	951	1,172,336

Marsh & McLennan Cos., Inc.	6,347	975,153

MS&AD Insurance Group Holdings, Inc.	9,014	309,176

Old Mutual Ltd.	109,662	98,819

Phoenix Group Holdings PLC	341	3,053

Progressive Corp. (The)	15,275	1,659,782

Sampo OYJ, Class A	2,299	114,106

SCOR SE	3,353	114,379

Swiss Life Holding AG	30	19,308

T&D Holdings, Inc.	40,528	598,936

Tokio Marine Holdings, Inc.	14,468	863,359

Tongyang Life Insurance Co. Ltd.*	6,613	32,996

White Mountains Insurance Group Ltd.	302	314,370

Willis Towers Watson PLC	809	189,274

Zurich Insurance Group AG	274	131,057

TOTAL INSURANCE		$16,351,741

INTERACTIVE MEDIA & SERVICES – 3.4%

Alphabet, Inc., Class A*	965	2,611,357

Alphabet, Inc., Class C*	363	985,171

Gree, Inc.	3,050	23,171

January 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Match Group, Inc.*	2,388	$269,128

Meta Platforms, Inc., Class A*	5,314	1,664,664

Tencent Holdings Ltd.	31,000	1,942,531

VK Co. Ltd., GDR*	2,764	21,974

TOTAL INTERACTIVE MEDIA & SERVICES		$7,517,996

INTERNET & DIRECT MARKETING RETAIL – 1.8%

Alibaba Group Holding Ltd.*	9,300	145,764

Alibaba Group Holding Ltd., ADR*	1,538	193,465

Amazon.com, Inc.*	852	2,548,732

ASKUL Corp.	8,760	106,913

JD.com, Inc., Class A*	1,414	53,593

Meituan, Class B*	24,739	738,072

Trip.com Group Ltd., ADR*	5,296	140,927

TOTAL INTERNET & DIRECT MARKETING RETAIL		$3,927,466

IT SERVICES – 3.4%

Accenture PLC, Class A	4,236	1,497,765

Automatic Data Processing, Inc.	3,121	643,457

Capgemini SE	3,425	769,996

Cognizant Technology Solutions Corp., Class A	1,125	96,097

DTS Corp.	2,978	63,548

Edenred	11,552	496,186

EPAM Systems, Inc.*	292	139,033

Fidelity National Information Services, Inc.	5,849	701,412

Gartner, Inc.*	1,278	375,591

GoDaddy, Inc., Class A*	8,548	647,169

Infocom Corp.	3,270	52,109

Mastercard, Inc., Class A	586	226,419

Nihon Unisys Ltd.	3,693	97,155

Nomura Research Institute Ltd.	1,927	67,456

NS Solutions Corp.	3,374	95,951

Obic Co. Ltd.	368	60,802

Paychex, Inc.	1,984	233,636

PayPal Holdings, Inc.*	778	133,769

Sopra Steria Group SACA	169	29,712

Transcosmos, Inc.	2,200	56,070

Visa, Inc., Class A	4,655	1,052,821

TOTAL IT SERVICES		$7,536,154

LEISURE PRODUCTS – 0.1%

Bandai Namco Holdings, Inc.	827	58,128

Sega Sammy Holdings, Inc.	3,800	63,805

Shimano, Inc.	278	62,339

TOTAL LEISURE PRODUCTS		$184,272

LIFE SCIENCES TOOLS & SERVICES – 1.2%

Agilent Technologies, Inc.	1,326	184,738

CMIC Holdings Co. Ltd.	1,630	21,095

Danaher Corp.	4,463	1,275,481

ICON PLC*	1,864	495,302

Pharmaron Beijing Co. Ltd., Class H	6,524	82,998

Sartorius Stedim Biotech	251	110,066

Thermo Fisher Scientific, Inc.	376	218,569

WuXi AppTec Co. Ltd., Class H	1,980	28,399

Wuxi Biologics Cayman, Inc.*	14,000	140,319

TOTAL LIFE SCIENCES TOOLS & SERVICES		$2,556,967

Description	Number of Shares	Value

MACHINERY – 3.1%

Alfa Laval AB	8,997	$303,929

Amada Co. Ltd.	8,800	85,197

Daimler Truck Holding AG*	956	33,703

Fortive Corp.	20,093	1,417,360

Hino Motors Ltd.	13,970	121,433

Hisaka Works Ltd.	3,030	21,915

IDEX Corp.	4,269	919,713

Ingersoll Rand, Inc.	9,354	525,788

Kone OYJ, Class B	7,796	504,901

Makino Milling Machine Co. Ltd.	1,230	42,491

Middleby Corp. (The)*	2,678	495,966

MISUMI Group, Inc.	2,110	68,452

Mitsubishi Heavy Industries Ltd.	1,912	51,929

Obara Group, Inc.	1,600	46,371

OKUMA Corp.	2,960	129,125

Optorun Co. Ltd.	2,570	52,564

PACCAR, Inc.	8,217	764,099

Sandvik AB	14,855	391,200

Schindler Holding AG	297	74,509

Schindler Holding AG	379	95,123

SMC Corp.	106	59,123

Spirax-Sarco Engineering PLC	590	106,351

Star Micronics Co. Ltd.	5,100	64,677

Sumitomo Heavy Industries Ltd.	4,270	112,141

THK Co. Ltd.	6,870	171,659

Toyota Industries Corp.	600	46,805

Weichai Power Co. Ltd., Class H	68,000	123,395

TOTAL MACHINERY		$6,829,919

MARINE – 0.1%

D/S Norden A/S	2,920	66,464

Kuehne + Nagel International AG	142	40,099

Pacific Basin Shipping Ltd.	204,665	87,363

TOTAL MARINE		$193,926

MEDIA – 1.0%

Cable One, Inc.	556	858,870

Comcast Corp., Class A	9,594	479,604

Criteo SA, ADR*	978	33,056

Fuji Media Holdings, Inc.	3,695	37,279

Metropole Television SA	4,434	86,505

Nippon Television Holdings, Inc.	13,877	144,923

RTL Group SA	2,175	123,117

Television Francaise 1	11,738	112,198

TV Asahi Holdings Corp.	4,655	60,543

WPP PLC	16,278	255,248

TOTAL MEDIA		$2,191,343

METALS & MINING – 0.9%

Anglo American PLC	4,766	210,112

Asahi Holdings, Inc.	3,885	75,273

Barrick Gold Corp.	7,060	135,130

Centamin PLC	49,753	59,959

Centerra Gold, Inc.	7,370	59,487

Chubu Steel Plate Co. Ltd.	1,442	10,149

Eldorado Gold Corp.*	4,434	38,798

Endeavour Mining PLC	3,989	88,871

January 31, 2022 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Harmony Gold Mining Co. Ltd., ADR	12,136	$43,568

Hitachi Metals Ltd.*	3,643	65,693

Impala Platinum Holdings Ltd.	634	9,774

Kinross Gold Corp.	14,671	79,223

Kyoei Steel Ltd.	4,855	65,982

Maruichi Steel Tube Ltd.	3,800	84,648

Nakayama Steel Works Ltd.	6,550	24,640

Neturen Co. Ltd.	4,895	25,403

Norsk Hydro ASA	6,751	51,884

OceanaGold Corp.*	25,219	38,885

Pacific Metals Co. Ltd.	1,917	38,201

Resolute Mining Ltd.*	41,732	8,472

Rio Tinto PLC	8,647	609,487

Tokyo Steel Manufacturing Co. Ltd.	1,960	18,765

Yamato Kogyo Co. Ltd.	5,878	180,859

Yodogawa Steel Works Ltd.	1,710	36,431

TOTAL METALS & MINING		$2,059,694

MULTILINE RETAIL – 0.2%

Dollar General Corp.	927	193,261

Marks & Spencer Group PLC*	10,637	31,479

Marui Group Co. Ltd.	3,620	69,844

Pan Pacific International Holdings Corp.	3,232	43,499

Ryohin Keikaku Co. Ltd.	2,900	41,642

TOTAL MULTILINE RETAIL		$379,725

MULTI-UTILITIES – 1.0%

Centrica PLC*	52,505	51,626

Consolidated Edison, Inc.	2,228	192,611

Dominion Energy, Inc.	1,663	134,138

Engie SA	17,228	264,998

National Grid PLC	97,755	1,430,442

WEC Energy Group, Inc.	2,159	209,509

TOTAL MULTI-UTILITIES		$2,283,324

OIL, GAS & CONSUMABLE FUELS – 2.6%

ARC Resources Ltd.	5,562	65,152

BP PLC	77,382	401,142

Cameco Corp.	4,241	82,441

Coterra Energy, Inc.	29,331	642,349

Enbridge, Inc.	15,230	643,874

Eni SpA	18,016	270,622

Gazprom PJSC, ADR	12,313	106,507

Inpex Corp.	15,650	158,214

Japan Petroleum Exploration Co. Ltd.	2,720	65,008

LUKOIL PJSC, ADR	406	36,081

Ovintiv, Inc.	479	18,543

Pioneer Natural Resources Co.	1,091	238,809

Shell PLC	22,457	576,892

Surgutneftegas PJSC, ADR	17,163	80,014

TC Energy Corp.	11,603	599,159

TotalEnergies SE	29,306	1,666,558

Tourmaline Oil Corp.	625	22,283

Ultrapar Participacoes SA	24,156	69,191

YPF SA, ADR*	4,849	20,948

TOTAL OIL, GAS & CONSUMABLE FUELS		$5,763,787

Description	Number of Shares	Value

PERSONAL PRODUCTS – 0.1%

Kobayashi Pharmaceutical Co. Ltd.	687	$53,499

Pola Orbis Holdings, Inc.	3,100	46,203

Unilever PLC	1,582	80,804

TOTAL PERSONAL PRODUCTS		$180,506

PHARMACEUTICALS – 5.2%

Astellas Pharma, Inc.	14,588	235,459

AstraZeneca PLC	6,703	779,747

AstraZeneca PLC, ADR	7,015	408,343

Bristol-Myers Squibb Co.	2,865	185,910

Chugai Pharmaceutical Co. Ltd.	2,300	74,703

Daiichi Sankyo Co. Ltd.	7,800	175,266

Eisai Co. Ltd.	925	46,329

Eli Lilly & Co.	3,171	778,132

GlaxoSmithKline PLC	539	12,028

Johnson & Johnson	9,530	1,641,924

Kissei Pharmaceutical Co. Ltd.	2,160	43,614

Merck & Co., Inc.	10,322	841,037

Novartis AG	28,399	2,467,576

Novo Nordisk A/S, Class B	1,359	135,177

Ono Pharmaceutical Co. Ltd.	14,818	359,362

Otsuka Holdings Co. Ltd.	1,859	63,424

Pfizer, Inc.	39,002	2,055,015

Roche Holding AG	1,821	704,726

Roche Holding AG	168	69,182

Sanofi	1,179	123,279

Takeda Pharmaceutical Co. Ltd.	7,192	208,447

TOTAL PHARMACEUTICALS		$11,408,680

PROFESSIONAL SERVICES – 1.4%

Adecco Group AG	3,991	190,104

BeNext-Yumeshin Group Co.	5,700	77,756

Bureau Veritas SA	36,199	1,035,738

Experian PLC	7,183	300,019

Hays PLC	49,886	97,210

IHS Markit Ltd.	1,496	174,718

Pagegroup PLC	9,407	74,228

Science Applications International Corp.	5,842	479,219

SGS SA	35	99,805

SThree PLC	6,603	41,927

Wolters Kluwer NV	5,177	526,908

TOTAL PROFESSIONAL SERVICES		$3,097,632

REAL ESTATE INVESTMENT TRUSTS – 1.9%

American Tower Corp.	4,245	1,067,618

British Land Co. PLC (The)	11,991	89,663

Daiwa House REIT Investment Corp.	27	80,432

Japan Real Estate Investment Corp.	12	65,987

Land Securities Group PLC	8,216	88,243

Medical Properties Trust, Inc.	67,140	1,528,106

Nippon Building Fund, Inc.	11	63,703

Nomura Real Estate Master Fund, Inc.	36	49,948

Public Storage	3,206	1,149,447

TOTAL REAL ESTATE INVESTMENT TRUSTS		$4,183,147

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.4%

CK Asset Holdings Ltd.	20,547	137,160

January 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Daito Trust Construction Co. Ltd.	143	$16,397

Mitsubishi Estate Co. Ltd.	17,504	252,100

Nexity SA	8,306	347,786

Swiss Prime Site AG	1,086	107,380

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$ 860,823

ROAD & RAIL – 1.3%

AMERCO	1,055	642,442

Canadian National Railway Co.	18,629	2,270,535

Go-Ahead Group PLC (The)*	2,320	20,812

TOTAL ROAD & RAIL		$2,933,789

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.2%

Disco Corp.	229	62,964

Flat Glass Group Co. Ltd., Class H	30,549	122,643

Intel Corp.	3,032	148,022

Marvell Technology, Inc.	4,869	347,647

MediaTek, Inc.	8,600	341,585

Mimasu Semiconductor Industry Co. Ltd.	3,500	75,209

Miraial Co. Ltd.	2,160	29,084

Taiwan Semiconductor Manufacturing Co. Ltd.	23,000	531,806

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,202	515,291

Texas Instruments, Inc.	2,653	476,187

Tokyo Seimitsu Co. Ltd.	1,015	43,053

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$2,693,491

SOFTWARE – 4.8%

ANSYS, Inc.*	446	151,645

Black Knight, Inc.*	14,447	1,077,746

Constellation Software, Inc.	1,149	1,978,966

Dassault Systemes SE	2,594	125,442

Kingdee International Software Group Co. Ltd.*	57,263	131,209

Microsoft Corp.	17,513	5,446,193

Oracle Corp.	2,800	227,248

Palo Alto Networks, Inc.*	999	516,883

Salesforce.com, Inc.*	1,945	452,465

Topicus.com, Inc.*	1,252	101,596

Trend Micro, Inc.*	1,152	61,117

Tyler Technologies, Inc.*	398	188,572

TOTAL SOFTWARE		$10,459,082

SPECIALTY RETAIL – 1.6%

Adastria Co. Ltd.	1,500	22,474

CarMax, Inc.*	4,854	539,619

CECONOMY AG*	11,836	52,672

China Meidong Auto Holdings Ltd.	56,487	265,209

Hikari Tsushin, Inc.	607	72,879

Home Depot, Inc. (The)	1,066	391,201

Industria de Diseno Textil SA	10,233	310,361

Kingfisher PLC	18,260	81,884

K’s Holdings Corp.	3,850	37,887

Nitori Holdings Co. Ltd.	343	49,139

Shimamura Co. Ltd.	1,270	116,200

TJX Cos., Inc. (The)	10,594	762,450

Ulta Beauty, Inc.*	1,646	598,716

USS Co. Ltd.	3,102	50,627

Description	Number of Shares	Value

Xebio Holdings Co. Ltd.	5,985	$46,911

Zhongsheng Group Holdings Ltd.	12,500	96,027

TOTAL SPECIALTY RETAIL		$3,494,256

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 1.8%

Apple, Inc.	19,961	3,488,784

Canon, Inc.	3,900	92,238

Catcher Technology Co. Ltd.	16,144	90,969

Elecom Co. Ltd.	6,200	75,040

Maxell Ltd.	3,940	42,259

Quadient SA	3,440	70,298

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		$3,859,588

TEXTILES, APPAREL & LUXURY GOODS – 0.7%

Cie Financiere Richemont SA	3,002	436,292

Hermes International	94	141,133

Li Ning Co. Ltd.	31,500	307,377

Lululemon Athletica, Inc.*	211	70,424

NIKE, Inc., Class B	3,685	545,638

Sanyo Shokai Ltd.*	2,000	14,421

Yue Yuen Industrial Holdings Ltd.*	30,623	51,708

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$1,566,993

TOBACCO – 0.3%

Philip Morris International, Inc.	6,442	662,560

TRADING COMPANIES & DISTRIBUTORS – 1.7%

AerCap Holdings NV*	7,856	494,928

Brenntag SE	19,358	1,658,521

Fastenal Co.	10,646	603,415

Inaba Denki Sangyo Co. Ltd.	2,300	53,301

ITOCHU Corp.	6,780	217,817

Marubeni Corp.	322	3,313

Mitsubishi Corp.	5,643	191,594

MonotaRO Co. Ltd.	2,552	41,931

Rexel SA*	3,164	70,524

SIG PLC*	25,745	14,344

Sumitomo Corp.	5,391	83,320

Triton International Ltd.	6,185	373,698

TOTAL TRADING COMPANIES & DISTRIBUTORS		$3,806,706

TRANSPORTATION INFRASTRUCTURE – 0.1%

Kamigumi Co. Ltd.	8,790	169,853

WATER UTILITIES – 0.1%

Cia de Saneamento Basico do Estado de Sao Paulo	14,256	100,864

Severn Trent PLC	3,017	117,133

TOTAL WATER UTILITIES		$217,997

WIRELESS TELECOMMUNICATION SERVICES – 0.8%

America Movil SAB de CV, Class L, ADR	3,772	71,140

KDDI Corp.	44,356	1,417,117

Mobile TeleSystems PJSC, ADR	2,917	22,286

MTN Group Ltd.*	4,004	50,354

SoftBank Corp.	5,412	67,844

Turkcell Iletisim Hizmetleri AS	35,434	49,973

January 31, 2022 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

VEON Ltd., ADR*	38,617	$55,222

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$1,733,936

TOTAL COMMON STOCKS (Cost $ 147,276,448)		$192,535,128

INVESTMENT COMPANIES – 0.4%

EQUITY FUNDS – 0.4%

iShares Core MSCI EAFE ETF	2,087	149,450

iShares MSCI ACWI ETF	7,705	777,974

NEXT FUNDS TOPIX ETF	1,290	22,295

TOTAL INVESTMENT COMPANIES (Cost $ 956,388)		$949,719

PREFERRED STOCK – 0.1%

CONSUMER DISCRETIONARY – 0.1%

Volkswagen AG 4.86%	937	195,151

TOTAL PREFERRED STOCK (Cost $ 117,064)		$195,151

Description	Number of Shares	Value

MONEY MARKET FUND – 10.5%

Dreyfus Government Cash Management Fund, Institutional Shares 0.03%^	23,133,769	$23,133,769

TOTAL MONEY MARKET FUND (Cost $ 23,133,769)		$23,133,769

TOTAL INVESTMENTS – 98.6% (COST $ 171,483,669)		$216,813,767
OTHER ASSETS LESS LIABILITIES – 1.4%		3,125,641

TOTAL NET ASSETS – 100.0%		$219,939,408

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

January 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Global Alpha Equities Fund (continued)

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Common Stocks

Aerospace & Defense	$2,444,658	$1,627,238	$—	$4,071,896

Air Freight & Logistics	1,455,036	224,871	—	1,679,907

Airlines	—	156,600	—	156,600

Auto Components	—	828,413	—	828,413

Automobiles	272,394	2,003,378	—	2,275,772

Banks	3,949,158	4,384,168	—	8,333,326

Beverages	1,687,406	1,546,827	—	3,234,233

Biotechnology	—	39,386	—	39,386

Building Products	1,801,754	627,645	—	2,429,399

Capital Markets	5,883,999	2,449,625	—	8,333,624

Chemicals	1,378,005	952,923	—	2,330,928

Commercial Services & Supplies	4,076,479	277,982	—	4,354,461

Communications Equipment	2,099,604	185,457	—	2,285,061

Construction & Engineering	—	1,708,434	—	1,708,434

Construction Materials	—	466,235	—	466,235

Consumer Finance	1,549,683	64,727	—	1,614,410

Containers & Packaging	485,015	13,625	—	498,640

Distributors	229,022	82,404	—	311,426

Diversified Consumer Services	—	9,849	—	9,849

Diversified Financial Services	3,548,256	2,037,097	—	5,585,353

Diversified Telecommunication Services	1,166,886	2,244,279	—	3,411,165

Electric Utilities	1,376,158	289,860	—	1,666,018

Electrical Equipment	—	991,018	—	991,018

Electronic Equipment, Instruments & Components	178,839	1,361,762	—	1,540,601

Energy Equipment & Services	54,312	234,924	—	289,236

Entertainment	362,690	457,671	—	820,361

Food & Staples Retailing	937,120	919,545	—	1,856,665

Food Products	1,410,579	2,008,897	—	3,419,476

Gas Utilities	637,031	468,905	—	1,105,936

Health Care Equipment & Supplies	3,258,352	1,109,622	—	4,367,974

Health Care Providers & Services	4,233,465	360,248	—	4,593,713

Health Care Technology	177,931	32,786	—	210,717

Hotels, Restaurants & Leisure	2,062,295	1,663,760	—	3,726,055

Household Durables	1,543,679	573,005	—	2,116,684

Household Products	1,818,266	948,537	—	2,766,803

Insurance	10,033,651	6,318,090	—	16,351,741

Interactive Media & Services	5,552,294	1,965,702	—	7,517,996

Internet & Direct Marketing Retail	2,883,124	1,044,342	—	3,927,466

IT Services	5,747,169	1,788,985	—	7,536,154

Leisure Products	—	184,272	—	184,272

Life Sciences Tools & Services	2,174,090	382,877	—	2,556,967

Machinery	4,156,629	2,673,290	—	6,829,919

Marine	—	193,926	—	193,926

Media	1,371,530	819,813	—	2,191,343

Metals & Mining	483,962	1,575,732	—	2,059,694

Multiline Retail	193,261	186,464	—	379,725

Multi-Utilities	536,258	1,747,066	—	2,283,324

Oil, Gas & Consumable Fuels	2,625,351	3,138,436	—	5,763,787

Personal Products	—	180,506	—	180,506

Pharmaceuticals	5,910,361	5,498,319	—	11,408,680

Professional Services	653,937	2,443,695	—	3,097,632

Real Estate Investment Trusts	3,745,171	437,976	—	4,183,147

Real Estate Management & Development	—	860,823	—	860,823

Road & Rail	2,912,977	20,812	—	2,933,789

January 31, 2022 (unaudited)

10	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total

Semiconductors & Semiconductor Equipment	$1,487,147	$1,206,344	$—	$2,693,491

Software	10,141,314	317,768	—	10,459,082

Specialty Retail	2,291,986	1,202,270	—	3,494,256

Technology Hardware, Storage & Peripherals	3,488,784	370,804	—	3,859,588

Textiles, Apparel & Luxury Goods	616,062	950,931	—	1,566,993

Tobacco	662,560	—	—	662,560

Trading Companies & Distributors	1,472,041	2,334,665	—	3,806,706

Transportation Infrastructure	—	169,853	—	169,853

Water Utilities	100,864	117,133	—	217,997

Wireless Telecommunication Services	148,648	1,585,288	—	1,733,936

Investment Companies	927,424	22,295	—	949,719

Preferred Stock	—	195,151	—	195,151

Money Market Fund	23,133,769	—	—	23,133,769

Total Investments in Securities	$143,528,436	$73,285,331	$—	$216,813,767

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$85,158	$—	$85,158

Financial Futures Contracts	3,324,840	—	—	3,324,840

Total Assets - Other Financial Instruments	$3,324,840	$85,158	$—	$3,409,998

Liabilities

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$(83,986)	$—	$(83,986)

Financial Futures Contracts	(183,799)	—	—	(183,799)

Total Liabilities - Other Financial Instruments	$(183,799)	$(83,986)	$—	$(267,785)

!

Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

*	Non-income producing security.

**	Represents less than 0.05%.

^	7-Day net yield.

The following acronyms are used throughout this Fund:

ADR	American Depositary Receipt

CAD	Canadian Dollar

ETF	Exchange-Traded Fund

EUR	Euro

GBP	British Pound Sterling

GDR	Global Depositary Receipt

JPY	Japanese Yen

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

S&P	Standards & Poor’s

SpA	Societa per Azioni

January 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	11

Wilmington Global Alpha Equities Fund (concluded)

At January 31, 2022, the Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS SOLD
3/16/2022	BNP Paribas	252,600,000 JPY	$2,191,018	$2,195,967	$ —	$ (4,949)
3/16/2022	Deutsche Bank AG	4,431,000 EUR	5,025,086	4,983,016	42,070	—
3/16/2022	Morgan Stanley	8,975,000 CAD	7,071,468	7,060,100	11,368	—
3/16/2022	Morgan Stanley	327,000,000 JPY	2,874,480	2,842,760	31,720	—
3/16/2022	BNP Paribas	3,482,000 GBP	4,602,645	4,681,682	—	(79,037)
UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$85,158	$(83,986)

At January 31, 2022, the Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation	Unrealized (Depreciation)
SHORT POSITIONS:
EXCHANGE-TRADED:
E-Mini Russell 2000 Index	March 2022	67	$7,421,274	$6,781,740	$639,534	$—
E-Mini S&P 500 Index	March 2022	104	24,229,567	23,422,100	807,467	—
E-Mini S&P Mid 400 Index	March 2022	61	16,906,939	16,041,170	865,769	—
Euro STOXX 50 Index	March 2022	101	4,748,451	4,700,998	47,453	—
FTSE 100 Index	March 2022	45	4,362,241	4,476,399	—	(114,158)
HSCE Index	February 2022	83	4,616,096	4,452,293	163,803	—
MSCI EAFE Index	March 2022	246	28,139,406	27,494,190	645,216	—
S&P TSX 60 Index	March 2022	26	5,153,881	5,223,522	—	(69,641)
TOPIX Index	March 2022	32	5,434,708	5,279,110	155,598	—
UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$3,324,840	$(183,799)

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

January 31, 2022 (unaudited)